Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of borrowings

	December 31,	December 31,
	2022	2021

	(€ in thousands)
Innovation credit	3,907	3,907
Accrued interest on innovation credit	1,035	645
Convertible loans	1,369	38,925
Accrued interest on convertible loans	460	613
Total borrowings	6,771	44,090
Current portion	(2,500)	(4,771)
Total non-current borrowings	4,271	39,319

Schedule of results related to derecognition of financial liabilities

	2022	2021

	(€ in thousands)
Gain on waiver of Amylon convertible loans	1,144	-
Loss on extinguishment of Pontifax and Kreos convertible loans	(2,534)	-
	(1,390)	-

Schedule of reconciliation of movements of liabilities to cash flows arising from financing activities

	Innovation	Convertible	Lease
	credit	loans	liability

	(€ in thousands)
Balance at January 1, 2021	3,077	14,247	16,953
Changes from financing cash flows
Proceeds from borrowings	1,137	—	—
Proceeds from convertible loans	—	26,520	—
Repayment of lease liability	—	—	(820)
The effect of changes in foreign exchange rates	—	590	—
Other changes
Interest expense	338	1,877	—
Interest paid	—	(1,216)	—
Transaction costs	—	(148)	—
Proceeds recognized as derivative financial liabilities	—	(1,186)	—
Proceeds recognized in equity as option premium on convertible loans	—	(1,146)	—
Share-based repayment of lease liability	—	—	(387)
New leases	—	—	121
Effect of lease amendments	—	—	415

Balance at January 1, 2022	4,552	39,538	16,282
Changes from financing cash flows
Repayments	—	(43,372)	(1,674)
The effect of changes in foreign exchange rates	—	1,771	—
Other changes
Interest expense	391	3,537	—
Interest paid	—	(2,612)	—
Transaction costs	—	94	—
Repayments allocated to option premium on convertible loans (equity)	—	1,482	—
Repayments recognized as result on derecognition of financial liabilities	—	2,534	—
Effect of waived loan agreements	—	(1,144)
Effect of lease amendments	—	—	592

Balance at December 31, 2022	4,943	1,828	15,200